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                                THE GALAXY FUND

                    Galaxy Institutional Money Market Fund
                 Galaxy Institutional Prime Money Market Fund
               Galaxy Institutional Government Money Market Fund
                Galaxy Institutional Treasury Money Market Fund

                                Class I Shares
                                Class II Shares
                               Class III Shares

                      Supplement dated December 12, 2003
                  to the Prospectuses dated February 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES FOR CLASS I SHARES, CLASS II SHARES AND CLASS III SHARES OF THE FUNDS NAMED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES

1. Changes Regarding the Adviser's Fee Waiver

   The supplement dated February 28, 2003 regarding the Adviser's additional fee waiver is rescinded. For current information relating to the Adviser's fee waiver and its effect on the Funds' expenses, please refer to your Prospectus, on pages 4 and 9, for the Galaxy Institutional Money Market Fund and the Galaxy Institutional Government Money Market Fund, respectively.

2. Additional Disclosure Regarding U.S. Government Securities

    a. Galaxy Institutional Money Market Fund - Page 2

   The first sentence of the first paragraph under The Fund's main investment strategies is amended and restated in its entirety as follows:

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities.

   The following is added to the section entitled The Fund's main investment strategies:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation).

   The following is added to the section entitled The main risks of investing in the Fund:

.. U.S. Government obligations risk - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity.

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   However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

    b. Galaxy Institutional Prime Money Market Fund - Page 5

   The first sentence of the first paragraph under The Fund's main investment strategies is amended and restated in its entirety as follows:

The Fund invests primarily in high quality short-term debt obligations of U.S. issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. corporations, obligations issued by the U.S. Treasury and by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, taxable and tax-exempt municipal securities, obligations issued by U.S. banks and U.S. branches of foreign banks, such as certificates of deposit and time deposits, and repurchase agreements backed by such securities.

   The following is added to the section entitled The Fund's main investment strategies:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation).

   The following is added to the section entitled The main risks of investing in the Fund:

.. U.S. Government obligations risk - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

    c. Galaxy Institutional Government Money Market Fund - Page 7

   The first sentence of the first paragraph under The Fund's main investment strategies is amended and restated in its entirety as follows:

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

   The following is added to the section entitled The Fund's main investment strategies:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation).

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   The following is added to the section entitled The main risks of investing in the Fund:

.. U.S. Government obligations risk - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

    d. Galaxy Institutional Treasury Money Market Fund - Page 10

   The second sentence of the first paragraph under The Fund's main investment strategies is amended and restated in its entirety as follows:

The Fund also invests in obligations issued by U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, and repurchase agreements backed by these obligations.

   The following is added to the section entitled The Fund's main investment strategies:

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Student Loan Marketing Association), (c) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as the Federal Home Loan Mortgage Corporation).

   The following is added to the section entitled The main risks of investing in the Fund:

.. U.S. Government obligations risk - Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

MMGALIN-SUP (12/12/03)

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